--------------------------------------------------------------------------------
CONNECTICUT
DAILY TAX FREE                            600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND, INC.                                                 (212) 830-5200
================================================================================









Dear Shareholder:



We are pleased to present the annual report of Connecticut Daily Tax Free Income Fund, Inc. for the year ended January 31, 2002.


The Fund had net assets of $174,129,568 and 375 active shareholders as of January 31, 2002.


Thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,




/s/Steven W. Duff



Steven W. Duff
President









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
JANUARY 31, 2002

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
      Face                                                                      Maturity                Value               Standard
     Amount                                                                       Date       Yield    (Note 1)     Moody's  & Poor's
     ------                                                                       ----       -----     ------      -------  --------
Put Bonds (b) (4.52%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,065,000   Connecticut HEFA (Yale New Haven Hospital) - Series E
              Insured by FGIC                                                   06/01/02     3.00%   $ 1,065,000    VMIG-1      A1+
  2,000,000   Connecticut State GO - Series 515                                 07/01/02     2.55      2,000,000    VMIG-1
    120,000   Puerto Rico Industrial Medical & Environmental
              (Merck & Co. Project) - Series 1883A (c)                          12/03/02     2.00        120,195
  4,685,000   Puerto Rico Industrial Medical & Environmental
              (Merck & Co. Project) - Series 1883A (c)                          12/03/02     2.00      4,692,634
-----------                                                                                          -----------
  7,870,000   Total Put Bonds                                                                          7,877,829
-----------                                                                                          -----------
Tax Exempt Commercial Paper (2.87%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000   State of Connecticut HEFA RB
              (Yale University)                                                 02/06/02     1.10%   $ 5,000,000    VMIG-1      A1+
-----------                                                                                          -----------
  5,000,000   Total Tax Exempt Commercial Paper                                                        5,000,000
-----------                                                                                          -----------
Tax Exempt General Obligation Notes & Bonds (24.05%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   Bethel, CT BAN (c)                                                07/05/02     2.45%   $ 3,000,609
 10,110,000   Bridgeport, CT GO 2000A Reset Option Certificate II - Series R
              Insured by FGIC                                                   02/08/02     3.25     10,110,000    VMIG-1
  5,000,000   Commonwealth of Puerto Rico Public Improvement Bonds Tender
              Option Certificates - Series 2001-1
              Insured by FSA                                                    08/01/02     2.73      5,000,000                A1
  4,995,000   Connecticut State P-Floats PA 347                                 06/20/02     2.57      4,995,000                A1+
  1,860,000   Connecticut State Resource Recovery Authority
              (American Refueling Company) - Series A (c)
              Insured by MBIA Insurance Corp.                                   11/15/02     1.55      1,917,160
  2,345,000   East Hampton, CT BAN (c)                                          02/01/02     2.84      2,345,000
  3,060,000   Hamden, CT (c)
              Insured by MBIA Insurance Corp.                                   08/15/02     2.62      3,082,042
    500,000   Meriden, CT GO (c)
              Insured by MBIA Insurance Corp.                                   10/01/02     2.00        516,323
  5,000,000   New Britian, CT BAN                                               04/11/02     3.01      5,003,204               SP1+
  3,365,000   Puerto Rico Public Finance Corporation - Series PA843
              Insured by FSA                                                    01/09/03     1.80      3,365,000                A1+
  1,250,000   Redding, CT BAN (c)                                               08/20/02     1.34      1,250,265
  1,225,000   Stamford, CT GO (c)                                               02/15/03     1.35      1,286,552
-----------                                                                                          -----------
 41,710,000   Total Tax Exempt General Obligation Notes & Bonds                                       41,871,155
-----------                                                                                          -----------

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
      Face                                                                      Maturity                Value               Standard
     Amount                                                                       Date      Yield     (Note 1)     Moody's  & Poor's
     ------                                                                       ----      -----      ------      -------  --------
Variable Rate Demand Instruments (d) (69.92%)
------------------------------------------------------------------------------------------------------------------------------------
$ 17,000,000   Clipper Tax Exempt Trust COPS - Series 2002                      02/01/08    1.35%   $ 17,000,000    VMIG-1
   2,000,000   Commonwealth of Puerto Rico
               Public Improvement Tender Option Certificates
               Insured by FSA                                                   07/01/19    1.30       2,000,000               A1+
   3,000,000   Connecticut Development Authority (Learjet Inc.)                 04/01/26    1.45       3,000,000               A1+
   3,600,000   Connecticut Development Authority PCRB
               (Conn Light & Power Company Project) - Series 1996A
               Insured by AMBAC Indemnity Corp.                                 05/01/31    1.35       3,600,000    VMIG-1     A1+
   2,800,000   Connecticut Development Authority Refunding Airport Hotel RB
               (Bradley Airport Hotel Project) - Series 1997A
               LOC KBC Bank                                                     03/01/17    1.30       2,800,000    VMIG-1
   1,000,000   Connecticut Development Authority Refunding Airport Hotel RB
               (Bradley Airport Hotel Project) - Series 1997B
               LOC Royal Bank of Canada                                         03/01/17    1.30       1,000,000    VMIG-1
   5,000,000   Connecticut Development Authority Solid Waste Disposal
               (PJ Rand/Whitney Project)
               LOC Bank of Montreal                                             08/01/23    1.35       5,000,000    VMIG-1     A1+
   3,493,000   Connecticut Housing Authority - Series 1989D
               Guaranteed by Federal Home Loan Bank                             11/15/24    1.40       3,493,000    VMIG-1     A1+
  11,925,000   Connecticut Special Tax Obligation RB
               (Second Lien Transportation Infrastructure)
               LOC Commerzbank A.G.                                             12/01/10    1.25      11,925,000      P1       A1+
     600,000   Connecticut State Development Authority Health Care
               (Corporation For Independent Living)
               LOC Dexia CLF                                                    07/01/17    1.25         600,000    VMIG-1
   2,400,000   Connecticut State Development Authority IDRB
               (Birken Manufacturing Co. Project) (c)
               LOC First Union National Bank                                    10/01/23    1.35       2,400,000
   1,025,000   Connecticut State Development Authority IDRB
               (Acucut Inc. Project) (c)
               LOC First Union National Bank                                    06/01/18    1.25       1,025,000
   2,500,000   Connecticut State Development Authority IDRB (Allen Group Inc.)
               LOC Fleet Bank                                                   02/01/13    1.40       2,500,000               A1
   6,000,000   Connecticut State Development Authority IDRB
               (Gerber Scientific Incorporated)
               LOC Wachovia Bank & Trust Co., N.A.                              12/01/14    1.15       6,000,000               A1+



--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JANUARY 31, 2002
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
      Face                                                                      Maturity                Value               Standard
     Amount                                                                       Date       Yield     (Note 1)    Moody's  & Poor's
     ------                                                                       ----       -----      ------     -------  --------
Variable Rate Demand Instruments (d) (continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,600,000   Connecticut State Development Authority (Independent Living)
              LOC Chase Manhattan Bank, N.A.                                    07/01/15     1.25%   $ 1,600,000    VMIG-1
  3,155,000   Connecticut State GO - Series A                                   02/15/21     1.30      3,155,000    VMIG-1     A1+
  2,000,000   Connecticut State GO - Series PA 723R                             06/15/20     1.25      2,000,000               A1+
  1,700,000   Connecticut State HEFA (Edgehill) - Series C
              LOC KBC Bank                                                      07/01/27     1.10      1,700,000    VMIG-1
  5,015,000   Connecticut State HEFA RB Putters - Series 215                    07/01/30     1.31      5,015,000               A1+
  1,400,000   Connecticut State HEFA (Yale University) - Series V-1             07/01/36     1.45      1,400,000    VMIG-1     A1+
  4,000,000   Connecticut State HFA                                             05/15/16     1.20      4,000,000    VMIG-1
  5,000,000   Connecticut State HFA (Elm Haven) - Series A (c)
              LOC Fleet Bank                                                    12/01/17     1.30      5,000,000
  1,650,000   Connecticut State HFA (Merlots) - Series L                        11/15/28     1.40      1,650,000    VMIG-1
  2,560,000   Connecticut State HFA (Merlots) - Series P (c)                    11/15/30     1.40      2,560,000
  4,405,000   Morgan Stanley Floating Rate Trust Certificate
              (Connecticut State Special Tax)
              Insured by FGIC                                                   12/01/17     1.25      4,405,000    VMIG-1
  6,370,000   Puerto Rico Commonwealth Infrastructure Financing Authority       10/01/34     1.30      6,370,000               A1+
  3,000,000   Puerto Rico Electric Power Authority - Series AA
              Insured by MBIA Insurance Corp.                                   07/01/22     1.25      3,000,000               A1+
  2,000,000   Puerto Rico Public Finance Corporation
              (Commonwealth Appropriation)
              Insured by AMBAC Indemnity Corp.                                  12/01/06     1.25      2,000,000               A1
  1,800,000   Puerto Rico Public Finance Corporation - Series PA 610R
              Insured by FSA                                                    08/01/13     1.18      1,800,000               A1+
  1,560,000   Shelton, CT Housing Authority RB (c)
              LOC First Union National Bank                                     01/01/31     1.20      1,560,000
  1,200,000   State of Connecticut HEFA (Charlotte Hungerford Hospital)
              LOC Bank Boston                                                   07/01/13     1.20      1,200,000    VMIG-1
  3,000,000   State of Connecticut HEFA (Hartford Hospital Issues) - Series B
              LOC Fleet Bank                                                    07/01/30     1.20      3,000,000               A1
  1,500,000   State of Connecticut HEFA
              (Hospital of Saint Raphael Project) - Series K
              LOC KBC Bank                                                      07/01/22     1.10      1,500,000    VMIG-1


--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
      Face                                                                      Maturity                Value               Standard
     Amount                                                                       Date     Yield      (Note 1)     Moody's  & Poor's
     ------                                                                       ----     -----       ------      -------  --------
Variable Rate Demand Instruments (d) (continued)
------------------------------------------------------------------------------------------------------------------------------------
$  3,000,000  State of Connecticut HEFA RB
              (The Hotchkiss School Issue) - Series A                           07/01/30   1.05%    $  3,000,000    VMIG-1    A1+
   1,295,000  State of Connecticut HEFA (Sharon Hospital Project)
              LOC Bank Boston                                                   07/01/27   1.20        1,295,000    VMIG-1
   2,200,000  State of Connecticut HEFA (Pomfret School Issue) - Series A
              LOC Fleet Bank                                                    07/01/24   1.30        2,200,000    VMIG-1
------------                                                                                        ------------
 121,753,000  Total Variable Rate Demand Instruments                                                 121,753,000
------------                                                                                        ------------
              Total Investments (101.36%) (176,501,984+)                                             176,501,984
              Liabilities In Excess Of Cash And Other Assets (-1.36%)                               (  2,372,416)
                                                                                                    ------------
              Net Assets (100.00%)                                                                  $174,129,568
                                                                                                    ============
              Net Asset Value, Offering And Redemption Price Per Share :
              Class A Shares,            73,849,327 Share Outstanding (Note 3)                      $       1.00
                                                                                                    ============
              Class B Shares,            31,454,086 Share Outstanding (Note 3)                      $       1.00
                                                                                                    ============
              J.P. Morgan Select Shares, 68,832,755 Share Outstanding (Note 3)                      $       1.00
                                                                                                    ============


              +    Aggregate cost for federal income tax purposes is identical.





























--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JANUARY 31, 2002

================================================================================







FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who issues the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's Board of Directors have determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
     BAN     =  Bond Anticipation Note                               HFA    =   Housing Finance Authority
     COPS    =  Certificates of Participation                        IDRB   =   Industrial Development Revenue Bond
     FGIC    =  Financial Guarantee Insurance Company                LOC    =   Letter of Credit
     FSA     =  Financial Security Assurance                         PCRB   =   Pollution Control Revenue Bond
     GO      =  General Obligation                                   RB     =   Revenue Bond
     HEFA    =  Health and Education Facilities Authority









--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED JANUARY 31, 2002

================================================================================

INVESTMENT INCOME

Income:
  Interest.................................................................................. $      5,718,244
                                                                                              ---------------
Expenses: (Note 2)
  Investment management fee.................................................................          641,227
  Administration fee........................................................................          448,859
  Shareholder servicing fee (Class A).......................................................          158,247
  Shareholder servicing fee (Evergreen shares)..............................................           63,424
  Shareholder servicing fee (J.P. Morgan Select shares).....................................          147,570
  Custodian expenses........................................................................           23,576
  Shareholder servicing and related shareholder expenses+...................................          167,265
  Legal, compliance and filing fees.........................................................           40,327
  Audit and accounting......................................................................           60,999
  Directors' fees...........................................................................           14,801
  Other.....................................................................................            4,717
                                                                                              ---------------
     Total expenses.........................................................................        1,771,012
     Less: Expenses paid indirectly......................................................... (            154)
                                                                                              ---------------
           Net expenses.....................................................................        1,770,858
                                                                                              ---------------
  Net investment income.....................................................................        3,947,386

REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments.....................................................           16,394
                                                                                              ---------------
Increase in net assets from operations...................................................... $      3,963,780
                                                                                              ===============

+ Includes class specific transfer agency expenses of $63,256, $14,558, $25,352 and $58,988 for Class A, Class B, Evergreen shares and J.P. Morgan Select shares, respectively.






--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED JANUARY 31, 2002 AND 2001

================================================================================



                                                                             2002                       2001
                                                                       ---------------            ----------------

INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income......................................        $      3,947,386           $       6,578,205
   Net realized gain (loss) on investments....................                  16,394                   -0-
                                                                       ---------------            ----------------
Increase (decrease) in net assets from operations.............               3,963,780                   6,578,205

Dividends to shareholders from net investment income:
   Class A....................................................        (      1,376,394)*         (       3,044,780)*
   Class B....................................................        (        577,481)*         (         982,031)*
   Evergreen shares...........................................        (        689,095)*         (       1,053,973)*
   J.P. Morgan Select shares..................................        (      1,304,416)*         (       1,497,421)*
Capital share transactions (Note 3):
   Class A....................................................        (     26,949,863)                    295,399
   Class B....................................................        (      2,449,770)                 23,274,678
   Evergreen shares...........................................        (     49,033,296)                 15,355,062
   J.P. Morgan Select shares..................................               4,759,324                  23,085,204
                                                                       ---------------            ----------------
   Total increase (decrease)..................................        (     73,657,211)                 62,010,343
Net assets:
   Beginning of year..........................................             247,786,779                 185,776,436
                                                                       ---------------            ----------------
   End of year................................................        $    174,129,568           $     247,786,779
                                                                       ===============            ================


*    Designated as exempt-interest dividends for federal income tax purposes.










--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Summary of Accounting Policies.

Connecticut Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund has four classes of stock authorized, Class A, Class B, Evergreen shares and J.P. Morgan Select shares (formally Chase Vista Select shares). The Class A, Evergreen and J.P. Morgan Select shares are subject to a service fee pursuant to the Distribution and Service Plan. Evergreen shares liquidated on September 24, 2001; therefore financial highlights for this class are not presented. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects all share classes represent the same interest in the income and assets of the Fund. The Fund is a short-term, tax-exempt money market fund. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (Manager) at the annual rate of .30% of the Fund's average daily net assets.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

2.  Investment   Management  Fees  and  Other   Transactions   with  Affiliates.
(Continued)

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A, Evergreen and J.P. Morgan Select shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets with respect only to the Class A, Evergreen and J.P. Morgan Select shares. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $250 per meeting attended.

Included in the statement of operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $107,028 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as shareholder servicing agent for the Fund. Also included under the same caption are expense offsets of $154.

3. Capital Stock.

At January 31, 2002, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $174,117,858. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                     Year                               Year
Class A                                              Ended                              Ended
-------                                        January 31, 2002                   January 31, 2001
                                               ----------------                   ----------------
Sold...................................            217,825,617                        301,656,803
Issued on reinvestment of dividends....              1,418,561                          3,052,455
Redeemed...............................         (  246,194,041)                   (   304,413,859)
                                                 -------------                     --------------
Net increase (decrease)................         (   26,949,863)                           295,399
                                                 =============                     ==============

                                                     Year                               Year
Class B                                              Ended                              Ended
-------                                        January 31, 2002                   January 31, 2001
                                               ----------------                   ----------------
Sold...................................            161,727,485                        450,895,221
Issued on reinvestment of dividends....                583,893                            902,683
Redeemed...............................         (  164,761,148)                   (   428,523,226)
                                                 -------------                     --------------
Net increase (decrease)................         (    2,449,770)                        23,274,678
                                                 =============                     ==============

                                                     Year                               Year
Evergreen Shares*                                    Ended                              Ended
-----------------                              January 31, 2002                   January 31, 2001
                                               ----------------                   ----------------
Sold...................................             42,450,008                         93,006,022
Issued on reinvestment of dividends....                689,025                          1,053,823
Redeemed...............................         (   92,172,329)                   (    78,704,783)
                                                 -------------                     --------------
Net increase (decrease)................         (   49,033,296)                        15,355,062
                                                 =============                     ==============


* Evergreen shares liquidated on September 24, 2001.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
3. Capital Stock. (Continued)

                                                     Year                               Year
J.P. Morgan Select Shares                            Ended                              Ended
-------------------------                      January 31, 2002                   January 31, 2001
                                               ----------------                   ----------------
Sold...................................             96,944,163                        124,455,499
Issued on reinvestment of dividends....              1,349,453                          1,393,877
Redeemed...............................         (   93,534,292)                   (   102,764,172)
                                                 -------------                     --------------
Net increase (decrease)................              4,759,324                         23,085,204
                                                 =============                     ==============

4. Sales of Securities.

Accumulated undistributed net realized gains at January 31, 2002 amounted to $11,710, which will be taxable to shareholders as long term capital gains when distributed. As of January 31, 2002, the Fund utilized $4,684 of capital loss carryforwards to offset current year gains.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Connecticut and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 55% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.


















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
6.       Financial Highlights.

CLASS A                                                           Year Ended January 31,
-------                                         ----------------------------------------------------
                                                  2002       2001       2000       1999       1998
                                                --------   --------   --------   --------   --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year............  $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                --------   --------   --------   --------   --------
Income from investment operations:
     Net investment income....................    0.017      0.030      0.023      0.025      0.027
Less distributions:
     Dividends from net investment income.....  ( 0.017)   ( 0.030)   ( 0.023)   ( 0.025)   ( 0.027)
                                                --------   --------   --------   --------   --------
Net asset value, end of year..................  $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                ========   ========   ========   ========   ========
Total Return..................................    1.73%      3.03%      2.31%      2.52%      2.74%
Ratios/Supplemental Data
Net assets, end of year (000).................  $73,847    $100,790   $100,554   $182,227   $167,780
Ratios to average net assets:
     Expenses(a)..............................    0.86%      0.86%      0.86%      0.88%      0.89%
     Net investment income....................    1.83%      2.98%      2.26%      2.48%      2.70%
     Expenses paid indirectly.................    0.00%      0.00%      0.00%      0.00%      0.00%




CLASS B                                                           Year Ended January 31,
-------                                         ----------------------------------------------------
                                                  2002       2001       2000       1999       1998
                                                --------   --------   --------   --------   --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year............  $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                --------   --------   --------   --------   --------
Income from investment operations:
     Net investment income....................    0.020      0.032      0.025      0.027      0.029
Less distributions:
     Dividends from net investment income.....  ( 0.020)   ( 0.032)   ( 0.025)   ( 0.027)   ( 0.029)
                                                --------   --------   --------   --------   --------
Net asset value, end of year..................  $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                                ========   ========   ========   ========   ========
Total Return..................................    1.97%      3.25%      2.50%      2.72%      2.96%
Ratios/Supplemental Data
Net assets, end of year (000).................  $31,453    $33,901    $10,628    $   389    $     4
Ratios to average net assets:
     Expenses(a)..............................    0.63%      0.65%      0.67%      0.69%      0.67%
     Net investment income....................    1.98%      3.12%      2.49%      2.50%      2.95%
     Expenses paid indirectly.................    0.00%      0.00%      0.00%      0.00%      0.00%

(a) Includes expenses paid indirectly

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================
6.       Financial Highlights. (Continued)


J.P. MORGAN SELECT SHARES                                 Year Ended January 31,                          July 30, 1999
-------------------------                            -------------------------------             (Commencement of Offering) to
                                                       2002                  2001                     January 31, 2000
                                                     ---------             ---------                   ----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.............    $   1.00              $   1.00                       $  1.00
                                                     ---------             ---------                      ---------
Income from investment operations:
   Net investment income.........................        0.017                 0.030                         0.012
Less distributions:
   Dividends from net investment income..........    (   0.017)            (   0.030)                     (  0.012)
                                                     ---------             ---------                      --------
Net asset value, end of period...................    $   1.00              $   1.00                       $  1.00
                                                     =========             =========                      ========
Total Return.....................................        1.73%                 3.03%                         1.23%(b)
Ratios/Supplemental Data
Net assets, end of period (000)..................    $   68,830            $   64,067                     $  40,983
Ratios to average net assets:
   Expenses(a)...................................        0.86%                 0.86%                         0.86%(c)
   Net investment income.........................        1.83%                 2.98%                         2.26%(c)
   Expenses paid indirectly......................        0.00%                 0.00%                         0.00%(c)


(a) Includes expenses paid indirectly
(b) Not annualized
(c) Annualized
















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================




To The Board of Directors and Shareholders
Connecticut Daily Tax Free Income Fund, Inc.


In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Connecticut Daily Tax Free Income Fund, Inc. (the "Fund") at January 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended January 31, 1999, were audited by other independent accountants whose report dated February 26, 1999 expressed an unqualified opinion on those statements.







PricewaterhouseCoopers LLP
New York, New York
March 4, 2002









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

                                                  Directors and Officers Information
                                                           January 31, 2002+
-------------------------- -------------- --------------- --------------------------- ---------------------- --------------
                                                                                      Number of Portfolios       Other
                            Position(s)   Term of Office   Principal Occupation(s)             in            Directorships
                             Held with    and Length of          During Past              Fund Complex          held by
     Name, Address*,           Fund        Time Served             5 Years            Overseen by Director     Director
         and Age                                                                           or Officer
-------------------------- -------------- --------------- --------------------------- ---------------------- --------------
 Dr. W. Giles Mellon,         Director          1985       Professor of Business      Director/Trustee of 12       N/A
 Age 71                                                    Administration in the      other portfolios
                                                           Graduate School of
                                                           Management, Rutgers
                                                           University
-------------------------- -------------- --------------- --------------------------- ---------------------- --------------
 Robert Straniere, Esq.,      Director          1985       Owner, Straniere Law Firm  Director/Trustee of 12       N/A
 Age 60                                                                               other portfolios
-------------------------- -------------- --------------- --------------------------- ---------------------- --------------
 Dr. Yung Wong,               Director          1985       Managing Director of       Director/Trustee of 12       N/A
 Age 63                                                    Abacus Associates          other portfolios
-------------------------- -------------- --------------- --------------------------- ---------------------- --------------
 Steven W. Duff,           President and        1994       Manager and President of   Director/Trustee             N/A
 Age 48                     Director**                     Reich & Tang Asset         and/or Officer of 17
                                                           Management, LLC ("RTAM,    other portfolios
                                                           LLC"), a registered
                                                           Investment Advisor
-------------------------- -------------- --------------- --------------------------- ---------------------- --------------
 Molly Flewharty,          Vice President       1985       Senior Vice President of   Vice President of 17         N/A
 Age 50                                                    RTAM, LLC.                 other portfolios
-------------------------- -------------- --------------- --------------------------- ---------------------- --------------
 Lesley M. Jones,          Vice President       1985       Senior Vice President of   Vice President of 11         N/A
 Age 53                                                    RTAM, LLC.                 other portfolios
-------------------------- -------------- --------------- --------------------------- ---------------------- --------------
 Dana E. Messina,          Vice President       1985       Executive Vice President   Vice President of 14         N/A
 Age 45                                                    of RTAM, LLC               other portfolios
-------------------------- -------------- --------------- --------------------------- ---------------------- --------------
 Richard DeSanctis,        Treasurer and        1993       Executive Vice President,  Officer of 17 other          N/A
 Age 45                      Assistant                     CFO of RTAM, LLC           portfolios
                             Secretary
-------------------------- -------------- --------------- --------------------------- ---------------------- --------------
 Rosanne Holtzer,          Secretary and        1998       Senior Vice President of   Officer of 17 other          N/A
 Age 37                      Assistant                     RTAM, LLC                  portfolios
                             Treasurer
-------------------------- -------------- --------------- --------------------------- ---------------------- --------------

* The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020

** Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.

+ The Statement of Additional Information includes additional information about Connecticut Daily Tax Free Income Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the fund's transfer agent at (212) 830-5200.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------














CONNECTICUT
DAILY
TAX FREE
INCOME
FUND, INC.























                                  Annual Report
                                January 31, 2002










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------



Connecticut Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     15 Broad Street, 7th Floor
     New York, New York 10286


Transfer Agent &
Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020






CT1/02A
--------------------------------------------------------------------------------